Leases - Summary of capitalised finance leases (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	$ 1,731	$ 1,566
Effect of discounting	(368)	(388)
Present value of minimum lease payments	1,363	1,178
Due within 1 year
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	361	271
Between 1 and 3 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	440	386
Between 3 and 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	226	185
More than 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	$ 704	$ 724